DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations And Deconsolidation [Abstract]
Disclosure of consolidated statement of financial position of discontinued operations [Table Text Block]

	November 6, 2022	December 31, 2021
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$406	$3,171
Trade receivables	1,047	8,486
Other accounts receivable	2,194	11,198
Loans receivable	1,010	2,708
Biological assets	444	1,435
Inventories	6,784	9,715

	11,885	36,713
NON-CURRENT ASSETS:
Property, plant and equipment, net	14,645	21,236
Derivative assets	-	14
Right-of-use assets, net	10,999	14,570
Intangible assets, net	17,157	22,846
Goodwill	-	107,854

	42,801	166,520

Total assets	$54,686	$203,233

LIABILITIES

CURRENT LIABILITIES:
Trade payables	$7,266	$4,667
Bank loans and credit facilities	3,774	8,684
Other accounts payable and accrued expenses	25,217	14,019
Current maturities of operating lease liabilities	869	841

	37,126	28,211
NON-CURRENT LIABILITIES:
Operating lease liabilities	13,517	14,883
Deferred tax liability, net	2,872	4,065

	16,389	18,948

Total liabilities	$53,515	$47,159

Disclosure of analysis of single amount of discontinued operations [Table Text Block]
	Period ended November 6, 2022	Year ended December 31, 2021

Revenues	$28,171	$20,247
Cost of revenues	24,227	16,960

Gross profit before fair value adjustments	3,944	3,287

Fair value adjustments:
Unrealized change in fair value of biological assets	399	902
Realized fair value adjustments on inventory sold in the period	(2,528)	(226)

Total fair value adjustments	(2,129)	676

Gross profit	1,815	3,963

General and administrative expenses	38,464	14,998
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112	-
Selling and marketing expenses	4,912	2,270
Restructuring expenses	4,506	-
Share-based compensation	1,130	2,049

Total operating expenses	164,124	19,317

Operating loss	(162,309)	(15,354)

Finance expenses, net	(5,264)	(2,495)

Loss before income taxes	(167,573)	(17,849)
Income tax expense (benefit)	(1,194)	5

Net loss from discontinued operations, net of tax	$(166,379)	$(17,854)

Disclosure of net cash flows provided by (used in) the discontinued operations [Table Text Block]

	Period ended November 6, 2022	Year ended December 31, 2021

Operating activities	$(300)	$(10,621)

Investing activities	$(615)	$(1,434)

Financing activities	$(1,850)	$14,864

*)	From business combination dated, March 18, 2021.